Commitments and contingencies (Q3)	9 Months Ended
Apr. 30, 2025
Commitments and contingencies [Abstract]
Commitments and contingencies
17.	Commitments and contingencies
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On September 12, 2023, the Company amended its existing strategic partnership agreement with Devvio, a related party. The Company has committed to making specific payments to Devvio. They will provide a minimum advance of $1,000,000 by August 1, 2024, followed by $1,270,000 by August 1, 2025 and August 1, 2026. Additionally, starting from 2027, if advance royalty payments fall below $1,000,000 in any year, Devvio has the right to terminate the Strategic Partnership Agreement. On July 8, 2024, the parties further amended the agreement such that the minimum advances extended by one year and are now due as follows: $1,000,000 by August 1, 2025, followed by $1,270,000 by August 1, 2026 and August 1, 2027. Additionally starting in calendar year 2028, if advance royalty payments fall below $1,000,000 in any year, Devvio has the right to terminate the Strategic Partnership Agreement.

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On February 16, 2024, the Company entered into a licensing agreement with Greenlines Technology Inc. for the use of certain technologies. The Company has agreed to pay $42,000 within 15 days of the closing of the BCA. Such amount was paid on November 26, 2024. Commencing January 1, 2025, the Company has agreed to pay an annual fee of $12,000 of the first day of each calendar year for the use of the technology. The amounts due on January 1, 2025 are yet to be paid as of April 30, 2025. The Company has accrued $4,000 in connection with the annual fee payable as of April 30, 2025.

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On October 29, 2024, the Company entered into the ELOC Agreement with Helena I (Note 7). Following the closing of the De-SPAC Transaction and the Helena I Registration Statement becoming effective, the Company is to issue to Helena I common shares equal to $125,000 divided by the greater of (i) the lowest one-day VWAP during the five trading days immediately preceding the effectiveness date of such Registration Statement and (ii) $0.75. The Company issued 166,667 shares in satisfaction of this commitment on March 17, 2025.

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On November 13, 2024, the Company entered into a strategic consulting agreement with Focus Impact Partners, pursuant to which the Focus Impact Partners will provide the Company with certain consulting services (“Strategic Consulting Agreement”) in consideration of an annual consulting fee of $500,000, which will be payable in quarterly installments of $125,000 starting with an initial payment for the period beginning December 31, 2023. Fees due under the Strategic Consulting Agreement shall accrue and not be payable until (a) the Company has successfully raised $5,000,000 in outside debt and/or equity capital, cumulatively since the period beginning December 31, 2023 or (b) the Company has 2 or more consecutive quarters of positive cash flow from operations. As of April 30, 2025, neither conditions have been met. DevvStream Corp. will pay the Focus Impact Partners additional consulting fees as to be mutually agreed consistent with market practice in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction. The Strategic Consulting Agreement has a term of three years unless terminated early with at least 120 days advance notice and will be automatically extended for successive one-year periods at the end of each year unless either party provide a written notice of its desire not to automatically extend at least 120 days prior to the end of each year during the term of the Strategic Consulting Agreement.

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From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. At April 30, 2025, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations. There are also no proceedings in which any of the Company’s directors, officers or affiliates is an adverse party or has a material interest adverse to the Company’s interest.